OTHER NON-CURRENT LIABILITIES (Statutory severance and pre-notice obligations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Jan. 01, 2023
Changes in net defined benefit liability (asset) [abstract]
Obligation, beginning of fiscal year	$ 42,127	$ 42,931
Service cost	16,700	18,166
Interest cost	8,767	8,543
Actuarial loss	(1,717)	(8,094)
Foreign exchange gain	(501)	(626)
Benefits paid	(34,373)	(18,793)
Obligation, end of fiscal year	$ 31,003	$ 42,127